Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of the classification of operating and finance lease assets and obligations in the Company's Consolidated Balance Sheets
The following table summarizes the classification of operating and finance lease assets and obligations in the Company’s Consolidated Balance Sheets as of December 31, 2022 and December 31, 2021 (in thousands):

	December 31, 2022	December 31, 2021
Operating leases:
Right of use assets	$2,285	$1,139

Operating lease liabilities, current	$458	$235
Operating lease liabilities, noncurrent	1,858	985

Total operating lease liabilities	$2,316	$1,220

Finance leases:
Right of use assets	$71	$102

Finance lease liabilities, current	$35	$32
Finance lease liabilities, noncurrent	48	82

Total finance lease liabilities	$83	$114

Schedule of maturities of lease liabilities
Maturities of lease liabilities for the Company’s operating and finance leases are as follows as of December 31, 2022 (in thousands):

	Operating Leases	Finance Leases	Total
2023	$643	$40	$683
2024	660	40	700
2025	665	11	676
2026	583	—	583
2027	260	—	260
Thereafter	—	—	—

Total lease payments	2,811	91	2,902
Less: imputed interest	(495)	(8)	(503)

Present value of lease liabilities	$2,316	$83	$2,399